BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES

Description of subsidiaries incorporated and controlled by our Company

Name	Background	Effective ownership
		June 30, 2024	December 31, 2024

Starry Grade Limited	Investment holding	100%	100%

Premium Catering Private Limited	Principally engaged in the business of food catering for function, events and workers	100%	100%